Borrowings and debentures_Details of borrowings (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Total		₩ 20,745,466	₩ 18,998,920	$ 19,100,880
Cash flow hedged amount of borrowing in foreign currencies		857,531	829,082
Present value discount [Member]
Disclosure of detailed information about borrowings [Line Items]
Present Value Discount		(560)	(299)
Borrowings in local currency
Disclosure of detailed information about borrowings [Line Items]
Notional Amount		12,089,187	9,685,725
Borrowings from The BOK | Total
Disclosure of detailed information about borrowings [Line Items]
Notional Amount		₩ 2,678,120	₩ 1,770,726
Lenders		The BOK	The BOK
Borrowings from The BOK | Total | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate			0.50%
Borrowings from The BOK | Total | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate		0.30%	0.80%	0.30%
Borrowings from government funds | Total
Disclosure of detailed information about borrowings [Line Items]
Notional Amount		₩ 2,155,129	₩ 1,844,798
Lenders		Small Enterprise And Market Service and others	Small Enterprise And Market Service and others
Borrowings from government funds | Total | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate		0.00%	0.00%	0.00%
Borrowings from government funds | Total | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate		5.00%	2.80%	5.00%
Others | Total
Disclosure of detailed information about borrowings [Line Items]
Notional Amount		₩ 7,255,938	₩ 6,070,201
Lenders		The Korea Development Bank and others	The Korea Development Bank and others
Others | Total | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate		0.00%	0.00%	0.00%
Others | Total | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate		5.50%	5.00%	5.50%
Borrowings in foreign currency
Disclosure of detailed information about borrowings [Line Items]
Notional Amount	[1]		₩ 8,601,606
Borrowings in foreign currencies | Total
Disclosure of detailed information about borrowings [Line Items]
Notional Amount		₩ 7,573,722	₩ 8,566,872
Lenders		JPMorgan Chase & Co. and others	The Export-Import Bank of Korea and others
Borrowings in foreign currencies | Total | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate		(0.40%)	(0.30%)	(0.40%)
Borrowings in foreign currencies | Total | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate		7.30%	8.30%	7.30%
Offshore borrowings in foreign currencies | Total
Disclosure of detailed information about borrowings [Line Items]
Notional Amount			₩ 34,734
Lenders			HSBC, HKG
Offshore borrowings in foreign currencies | Total | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate			3.00%
Bills sold | Total
Disclosure of detailed information about borrowings [Line Items]
Notional Amount		₩ 8,924	₩ 9,367
Lenders		Others	Others
Bills sold | Total | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate		0.00%	0.00%	0.00%
Bills sold | Total | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate		0.90%	1.60%	0.90%
Call money
Disclosure of detailed information about borrowings [Line Items]
Notional Amount			₩ 133,519
Lenders			Bank and others
Call money | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate			(0.30%)
Call money | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate			3.50%
Call money | Total
Disclosure of detailed information about borrowings [Line Items]
Notional Amount		₩ 416,370
Lenders		Bank and others
Call money | Total | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate		(0.30%)		(0.30%)
Call money | Total | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate		3.80%		3.80%
Bonds sold under repurchase agreements | Total
Disclosure of detailed information about borrowings [Line Items]
Notional Amount		₩ 657,823	₩ 569,002
Lenders		Other financial institutions	Other financial institutions
Bonds sold under repurchase agreements | Total | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate		(0.50%)	1.40%	(0.50%)
Bonds sold under repurchase agreements | Total | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate		10.60%	12.70%	10.60%

[1]	Included borrowing in foreign currencies under cash flow hedge amounting to 34,443 million Won as of December 31, 2019.